                              GARTMORE MUTUAL FUNDS

                        Gartmore China Opportunities Fund
                         Gartmore Emerging Markets Fund
                       Gartmore International Growth Fund

                      Supplement dated June 26, 2006 to the
                       Prospectus dated February 28, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

This supplement supercedes the supplement filed on June 16, 2006.

Effective  June 26, 2006,  Christopher  Palmer  replaced both Philip Ehrmann and
Peter  Dalgliesh  and became sole  portfolio  manager of the  Gartmore  Emerging
Markets Fund.  In addition,  effective  June 12, 2006,  Charles Awdry became the portfolio manager of the Gartmore China Opportunities Fund. As a result of these changes,  the sections titled "Gartmore China  Opportunities Fund" and "Gartmore
Emerging  Markets  Fund"  under  "Portfolio  Management"  on page  20 have  been restated in their entirety as follows:

     Gartmore China Opportunities Fund

     Charles  Awdry,  CFA, is responsible  for the day-to-day  management of the
     Fund, including selection of the Fund's investments. Mr. Awdry has assisted in the management of the Fund since its inception in June 2004.

     Mr. Awdry joined  Gartmore Global Partners in September 2001 and, two years later,  he assumed  the role of  investment  manager,  co-managing  a China investment  fund  in the  United  Kingdom  (UK).  As  co-manager  of the UK
     Gartmore  China  Opportunities  Fund, Mr. Awdry spent six months working in
     Gartmore's  Hong Kong office,  returning in April 2006.  Prior to 2001, Mr.
     Awdry was at the  University  of Bristol  where he  graduated  with a first class Honours BA in Geography.

     Gartmore Emerging Markets Fund

     Christopher  Palmer,  CFA,  of the  Global  Emerging  Markets  team  is the portfolio  manager  of the  Fund.  He is  responsible  for  the  day-to-day management of the Fund, including selection of the Fund's investments.

     Mr.  Palmer has been with  Gartmore  Global  Partners  for 11 years and has extensive  experience in Emerging  Markets,  Latin America,  and hedge fund investments,  including  five  years  managing  AlphaGen  hedge  funds.  He previously  co-managed  the Fund from its  inception in August 2000 through
     February  2004. Mr. Palmer  graduated  from Colgate  University in 1986. In
     1988,  he  completed  an MBA in  Finance  at New York  University.  He also manages the Gartmore  GVIT  Emerging  Markets  Fund and the  Gartmore  GVIT
     Developing Markets Fund.

     PS-INT-3     6/06